Summary of Land, Buildings, Equipment, and Other Depreciable Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	$ 9,400
Balance at end of year	9,434	$ 9,400
Balance at end of year	5,592	5,371
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	9,206	8,547
Additions	1,045	773
Disposals	(113)	(94)
Fully depreciated assets	(438)	(487)
Foreign currency translation adjustments and other	(119)	467
Balance at end of year	9,581	9,206
Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	3,835	3,536
Depreciation charge for the year	685	647
Disposals	(96)	(80)
Impairment losses	11	4
Fully depreciated assets	(438)	(487)
Foreign currency translation adjustments and other	(8)	215
Balance at end of year	3,989	3,835
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,726
Balance at end of year	1,628	1,726
Balance at end of year	919	949
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	949	876
Additions	1	1
Disposals	(13)	(1)
Foreign currency translation adjustments and other	(18)	73
Balance at end of year	919	949
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	4,789
Balance at end of year	4,664	4,789
Balance at end of year	1,563	1,581
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	2,564	2,354
Additions	172	136
Disposals	(11)	(44)
Fully depreciated assets	(18)	(28)
Foreign currency translation adjustments and other	(152)	146
Balance at end of year	2,555	2,564
Buildings [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	983	907
Depreciation charge for the year	84	80
Disposals	(8)	(38)
Impairment losses	1	1
Fully depreciated assets	(18)	(28)
Foreign currency translation adjustments and other	(50)	61
Balance at end of year	992	983
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	496
Balance at end of year	531	496
Balance at end of year	499	452
Computer equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	817	818
Additions	227	168
Disposals	(15)	(18)
Fully depreciated assets	(109)	(167)
Foreign currency translation adjustments and other	(3)	16
Balance at end of year	917	817
Computer equipment [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	365	375
Depreciation charge for the year	175	160
Disposals	(15)	(14)
Impairment losses	1	3
Fully depreciated assets	(109)	(167)
Foreign currency translation adjustments and other	1	8
Balance at end of year	418	365
Furniture fixtures, and other depreciable assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	630
Balance at end of year	724	630
Balance at end of year	724	630
Furniture fixtures, and other depreciable assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,415	1,342
Additions	244	152
Disposals	(53)	(23)
Fully depreciated assets	(112)	(114)
Foreign currency translation adjustments and other	17	58
Balance at end of year	1,511	1,415
Furniture fixtures, and other depreciable assets [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	785	721
Depreciation charge for the year	152	151
Disposals	(53)	(23)
Impairment losses	5
Fully depreciated assets	(112)	(114)
Foreign currency translation adjustments and other	10	50
Balance at end of year	787	785
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,759
Balance at end of year	1,887	1,759
Balance at end of year	1,887	1,759
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	3,461	3,157
Additions	401	316
Disposals	(21)	(8)
Fully depreciated assets	(199)	(178)
Foreign currency translation adjustments and other	37	174
Balance at end of year	3,679	3,461
Leasehold improvements [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,702	1,533
Depreciation charge for the year	274	256
Disposals	(20)	(5)
Impairment losses	4
Fully depreciated assets	(199)	(178)
Foreign currency translation adjustments and other	31	96
Balance at end of year	$ 1,792	$ 1,702